Basis of preparation	6 Months Ended
Dec. 31, 2024
Basis of preparation
Basis of preparation

2.Basis of preparation

These interim condensed consolidated financial statements as of and for the three months and six months ended December 31, 2023 and 2024 were prepared in accordance with International Accounting Standard 34 ‘Interim Financial Reporting’, as issued by the International Accounting Standards Board (“IASB”). The interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended June 30, 2024, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRIC”).

Mytheresa Group’s fiscal year ends June 30. All intercompany transactions are eliminated during the preparation of the interim condensed consolidated financial statements.

The interim condensed consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. The interim condensed consolidated financial statements are presented in Euro (“€”), which is Mytheresa Group’s functional currency. All amounts are rounded to the nearest thousands, except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together.

The interim condensed consolidated financial statements are prepared under the assumption that the business will continue as a going concern. Management believes that Mytheresa Group has adequate resources to continue operations for the foreseeable future.

The comparative information is revised on account of revision of comparative figures. Please see Note 6.